Consolidated Balance Sheet Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets, Current [Abstract]
Cash and cash equivalents	$ 54,776	$ 68,535
Inventory, Gross	3,471	3,674
Due from related parties	5,514	6,555
Prepaid expenses and other current assets	4,885	3,791
Total current assets	68,646	82,555
Assets, Noncurrent [Abstract]
Vessels, net	1,507,485	1,534,782
Construction in Progress, Gross	26,770	6,710
Debt Issuance Costs, Noncurrent, Net	2,554	3,068
Other assets	474	474
Due from related parties	14,921	15,821
Total non-current assets	1,552,204	1,560,855
Total assets	1,620,850	1,643,410
Liabilities, Current [Abstract]
Loans Payable to Bank, Current	63,015	46,993
Capital Lease Obligations, Current	1,169	1,144
Accounts payable and accrued expenses	11,278	10,087
Due to related parties	386	366
Total current liabilities	75,848	58,590
Liabilities, Noncurrent [Abstract]
Bank loans, net	550,092	576,967
Capital Lease Obligations, Noncurrent	17,158	17,747
Senior Notes	72,987	72,726
Total non-current liabilities	640,237	667,440
Total liabilities	716,085	726,030
Commitment and contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock, $0.01 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.01 par value per share; authorized 212,500,000 shares; issued and outstanding 75,960,341 and 74,902,364 shares as of June 30, 2018 and December 31, 2017, respectively	785	762
Paid-in capital	1,746,822	1,745,844
Treasury Stock, Value	(19,649)	(11,004)
Accumulated deficit	(823,193)	(818,222)
Total shareholders’ equity	904,765	917,380
Total liabilities and shareholders’ equity	$ 1,620,850	$ 1,643,410